Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Minimum Long-Term Contractual Obligations With BBAM LP, Excluding Rent Fees
	2014	2015	2016	2017	2018	Thereafter	Total
	(Dollars in thousands)
Fixed base fee payments (1).........................................	$ 2,013	$ 2,013	$ 2,013	$ 2,013	$ 2,013	$ 14,095	$ 24,160
Fixed administrative agency fee payments due by B&B Air Funding (1)	839	839	839	839	839	5,872	10,067
Fixed administrative agency fee payments due by Fly Acquisition II	168	168	168	168	109	284	1,065
Fixed administrative services fee due by Fly Peridot.........	416	378	261	238	201	185	1,679
Fixed administrative agency fee payments due by other subsidiaries	540	448	335	293	190	304	2,110
Fixed payments for Management Expenses (1) (2)...........	10,633	10,633	10,633	10,633	10,633	50,530	103,695

Total...........................................................................	$ 14,609	$ 14,479	$ 14,249	$ 14,184	$ 13,985	$ 71,270	$ 142,776

(1)Amounts in the table assume CPI rates in effect as of December 31, 2013 remain constant in future periods.

(2)The initial term of the Management Agreement is for ten years, with an automatic five year renewal period. The agreement provides for an early termination fee of $8.0 million, subject to potential future adjustment. The table assumes termination of the agreement after the initial ten year term and payment of the applicable termination fee.